Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 882,343	$ 822,881
Other comprehensive income (loss), net of taxes	61,430	(19,475)	$ 15,628
Balance at end of year	963,743	882,343	822,881
Unrealized (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(19,866)	(17,549)	(20,152)
Other comprehensive income (loss), net of taxes	(952)	(2,317)	2,603
Balance at end of year	(20,818)	(19,866)	(17,549)
Accumulated net investment gain (loss) | HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(796)	(839)	(979)
Other comprehensive income (loss), net of taxes	71	43	140
Balance at end of year	(725)	(796)	(839)
Accumulated net investment gain (loss) | Unrealized gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(43,630)	(15,737)	(22,680)
Other comprehensive income (loss), net of taxes	55,438	(27,893)	6,943
Balance at end of year	11,808	(43,630)	(15,737)
Employee benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(84,235)	(94,927)	(100,869)
Other comprehensive income (loss), net of taxes	6,873	10,692	5,942
Balance at end of year	(77,362)	(84,235)	(94,927)
Employee benefit plans | Defined benefit pension plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(64,892)	(61,341)	(63,232)
Other comprehensive income (loss), net of taxes	(1,420)	(3,551)	1,891
Balance at end of year	(66,312)	(64,892)	(61,341)
Employee benefit plans | Post-retirement healthcare plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(19,343)	(33,586)	(37,637)
Other comprehensive income (loss), net of taxes	8,293	14,243	4,051
Balance at end of year	(11,050)	(19,343)	(33,586)
Total AOCL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(148,527)	(129,052)	(144,680)
Other comprehensive income (loss), net of taxes	61,430	(19,475)	15,628
Balance at end of year	$ (87,097)	$ (148,527)	$ (129,052)